Basis Of Presentation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis Of Presentation
Basis of Presentation

The management of ACCO Brands Corporation is responsible for the accuracy and internal consistency of the preparation of the consolidated financial statements and notes contained in this annual report.

The consolidated financial statements include the accounts of ACCO Brands Corporation and its domestic and international subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. Our investments in companies that are between 20% and 50% owned are accounted for using the equity method of accounting. ACCO Brands has equity investments in the following joint ventures: Pelikan-Artline Pty Ltd (“Pelikan-Artline”) - 50% ownership; and Neschen GBC Graphic Films, LCC (“Neschen”) - 50% ownership. Our share of earnings from equity investments is included on the line entitled “Equity in earnings of joint ventures” in the consolidated statements of operations. Companies in which our investment exceeds 50% have been consolidated.

On May 1, 2012, we completed the merger of the Mead Consumer and Office Products Business (“Mead C&OP”) with a wholly-owned subsidiary of the Company (the "Merger"). Accordingly, the results of Mead C&OP are included in our consolidated financial statements from the date of the Merger, May 1, 2012. For further information on the Merger see Note 3, Acquisitions.

As part of the inclusion of Mead C&OP's financial results with those of the Company, certain information technology costs associated with the manufacturing, procurement and distribution operations have been reclassified from advertising, selling, general and administrative expenses (SG&A) to cost of products sold. This was done to enable the financial results of the two businesses to be consistent and to better reflect those costs associated with the cost of products sold. All prior periods have been adjusted to make the results comparable. For the years ended December 31, 2011 and 2010 reclassified costs totaled $15.5 million and $14.6 million, respectively. These historical reclassifications were not material and have had no effect on net income.

We sold our GBC Fordigraph Pty Ltd (“GBC Fordigraph”) business to The Neopost Group as of May 31, 2011. This business was part of the ACCO Brands International segment. GBC Fordigraph is reported as a discontinued operation on the condensed consolidated statement of operations for all periods presented in this annual report. The cash flows from discontinued operations have not been separately classified on the accompanying consolidated statements of cash flows. For further information on the Company’s discontinued operations see Note 18, Discontinued Operations.